OBLIGATIONS UNDER CAPITAL LEASE (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Lease Obligation [Line Items]
2017		$ 66,000
2018		24,000
2019		16,000
2020		14,000
Total minimum lease payments		120,000
Less amount representing interest		(13,000)
Present value of the net minimum lease payments		107,000
Less obligations under capital lease maturing within one year		58,000
Long-term portion of obligations under capital lease	$ 36,000	$ 49,000	$ 106,000